SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2011
Short Term Loan [Abstract]
Short-Term Loan [Text Block]
NOTE 12.	SHORT-TERM LOAN

Short-term loan consisted of the following:

	December 31, 2011	December 31, 2010
Bank loan payable to Bank of Communications, bearing interest at a floating rate of prime rate plus 30% of prime rate, of which prime rate was based on one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 8.5280%. The term of the loan started from May 10, 2011 with maturity date on May 9, 2012. The loan was obtained by Detain Yu and guaranteed by Zhongyuan Guoxin Credit Guarantee Co., Ltd., Wenjun Tian and Jianming Hao for a period of one year starting from May 10, 2011. Wenjun Tian and Jianming Hao for a period of one year starting from May 10, 2011.	$7,944,200	$-

Bank loan payable to China Merchants Bank Beijing Dongzhimen subbranch, bearing interest at a floating rate of prime rate plus 20% of prime rate, of which prime rate was based on one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 7.8720%. The term of the loan started from November 30, 2011 with maturity date on November 29, 2012. The loan was obtained by Detain Yu and guaranteed by China Agriculture Credit Guarantee Co., Ltd. for a period of one year starting from November 30, 2011.	2,121,101	-

Bank loan payable to Jinzhong City Yuci District Rural Credit Union Co., Ltd, bearing interest at a floating rate of prime rate plus 130% of prime rate, of which prime rate was based on six-month to one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 15.084%. The term of the loan started from August 8, 2011 with maturity date on August 7, 2012. The loan was obtained by Jinzhong Deyu and guaranteed by Jinzhong Juntai Automotive Parts Manufacturing Co., Ltd., for a period of two years starting from August 7, 2012.	1,588,840	-

Bank loan payable to Jinzhong City Yuci District Rural Credit Union Co., Ltd., bearing interest at a floating rate of prime rate plus 130% of prime rate, of which prime rate was based on six-month to one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 15.084%. The term of the loan started from August 9, 2011 with maturity date on August 7, 2012. The loan was obtained by Jinzhong Yongcheng and guaranteed by Yuci Jinmao Food Processing Factory, for a period of two years starting from August 7, 2012.	1,350,514	-

Bank loan payable to Jinzhong City Yuci District Rural Credit Union Co., Ltd., bearing interest at a floating rate of prime rate plus 130% of prime rate, of which prime rate was based on six-month to one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 15.084%. The term of the loan started from August 9, 2011 with maturity date on August 7, 2012. The loan was obtained by Jinzhong Yuliang and guaranteed by Yuci Jinmao Food Processing Factory, for a period of two years starting from August 7, 2012.	1,350,514	-

Loan payable to Hangzhou TianCi Investment Management Co., Ltd., an unrelated party. The loan was unsecured, bearing no interest and no due date was specified.	58,311	55,606

Bank loan payable to Jinzhong Economic Development District Rural Credit Union, bearing interest at a floating rate of prime rate plus 129.83% of prime rate, of which prime rate was based on six-month to one-year loan interest rate released by The People's Bank of China. The loan was due March 8, 2011. The use of proceeds from the loan is for purchase of raw materials. The loan was obtained by Jinzhong Yuliang and guaranteed by Jinzhong Deyu for a period of two years starting from January 13, 2010. In January 2011, the Company entered into an agreement with the bank for an extension of the loan. The new term is from February 1, 2011 to October 1, 2011. The adjustable interest rate is a rate per annum equal to the Prime Rate plus 117.23 percentage points of prime rate. The prime rate is based on one- to three-year loan interest rate released by The People's Bank of China. Jinzhong Deyu continues to provide guarantees on the loan for a period of two years starting from October 1, 2011. This loan was paid off on May 11, 2011.	-	1,287,879

Bank loan payable to Shanxi Province Rural Credit Union, bearing interest at a floating rate of prime rate plus 107.00% of prime rate, of which prime rate was based on six-month-to-one-year loan interest rate released by The People's Bank of China and due January 13, 2011. The use of proceeds from the loan is restricted for purchase of corns. The loan was obtained by Jinzhong Yongcheng and guaranteed by Jinzhong Deyu and Jinzhong Yuliang for a period of two years starting from January 13, 2011. In January 2011, the Company entered into an agreement with bank with an extension for the bank loan. The new term of bank loan is from January 14, 2011 to June 11, 2011. The adjustable interest rate is a rate per annum equal to the Prime Rate plus 107 percentage points of prime rate. The prime rate is based one-to-three-year loan interest rate released by The People's Bank of China. Jinzhong Deyu and Jinzhong Yuliang remain providing guarantees on the loan for a period of two years starting from June 11, 2011. This loan was paid off on May 11, 2011.	-	1,287,879

Total	$14,413,480	$2,631,364